Restructuring and Impairment (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring And Impairment [Abstract]
Summary of restructuring and impairment charges

Restructuring and impairment charges have been recorded in the Statement of Profit and Loss in 2022 as follows:

			Excess
	Impairments	Restructuring	Inventories	Total
Cost of Sales	49,437	787	46,887	97,111
Research and development expenses	-	1,599	-	1,599
Selling, marketing and administrative expenses	-	1,033	-	1,033
Total	49,437	3,419	46,887	99,743